BERKSHIRE Hathaway Inc.
1440 KIEWIT PLAZA
Omaha, Nebraska 68131
Telephone (402) 346-1400
FAX (402) 346-3375
March 13, 2007
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Re: SEC Filing Fees Account Number — 0001067983
Gentlemen:
Enclosed herewith, pursuant to your Rule 14a-6, is a definitive copy of the Notice of Annual Meeting of Shareholders of Berkshire Hathaway Inc., Proxy Statement and form of Proxy for the meeting to be held on May 5, 2007. It is currently our intention to mail the definitive proxy statement and form of proxy to Berkshire Hathaway Inc. shareholders on or about March 19, 2007.
This filing is made by direct transmission to the Commission’s EDGAR System.
If you have any questions concerning the enclosed material or require additional information, please telephone the undersigned collect at (402) 978-5423.
Yours truly,

BERKSHIRE HATHAWAY INC.
/s/ Marc D. Hamburg
Marc D. Hamburg
Vice President MDH/es Enclosure